Troubled Debt Restructures (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Breakdown of Types of Concessions Made by Loan Class

For the twelve months ended December 31, 2017, 2016 and 2015, the following table presents a breakdown of the types of concessions made by loan class:

Year Ended December 31, 2017
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	1	$12	$10
Real estate - commercial	2	178	173
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	708	675
Home equity	—	—	—
Consumer loans	1	9	5
Other loans	—	—	—
	10	$907	$863
Total	10	$907	$863

Year Ended December 31, 2016
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	4	482	328
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	4	$482	$328
Total	4	$482	$328

Year Ended December 31, 2015
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—
	—	$—	$—
Other:
Commercial	2	$46	$44
Real estate - commercial	—	—	—
Other real estate construction	1	55	55
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	530	521
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	1	53	53
	10	$684	$673
Total	10	$684	$673

Schedule of Successes and Failures of Types of Debt Restructuring

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2017, 2016 and 2015:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2017
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	6	217	10	863	—	—	1	15
Total	6	$217	10	$863	—	$—	1	$15

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2016
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	6	844	4	482	—	—	4	419
Total	6	$844	4	$482	—	$—	4	$419

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2015
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	684	—	—	—	—
Total	—	$—	10	$684	—	$—	—	$—